COMMITMENTS AND CONTINGENCIES (10K) (Tables)	12 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of gain on sale of ePort equipment
($ in thousands)	Year ended June 30,
2015
Rental equipment sold, cost	$3,873
Rental equipment sold, accumulated depreciation upon sale	(331)
Rental equipment sold, net book value	3,542
Proceeds from sale	4,994
Gain on sale of rental equipment	$1,452

Schedule of amount of gain recognized in consolidated statement of operations
($ in thousands)	Year ended June 30,
	2016	2015
Beginning balance	$1,760	$1,142
Gain on sale of rental equipment	-	1,452
Recognition of deferred gain	(860)	(834)
Ending balance	900	1,760
Less current portion	860	860
Non-current portion of deferred gain	$40	$900

Schedule of capital leases and non-cancellable operating leases
($ in thousands)	Operating Leases from Sale Leaseback	Other Operating Leases	Total Operating Leases	Capital Leases

2017	$2,641	$552	$3,193	$299
2018	138	503	641	236
2019	-	498	498	142
2020	-	459	459	-
2021	-	468	468	-
Thereafter	-	963	963	-
Total minimum lease payments	$2,779	$3,443	$6,222	$677
Less Amount Representing interest				72
Present Value of net minimum lease payments				605
Less Current obligations under capital leases				255
Obligations under capital leases, less current portion				$350